Redeemable Convertible and Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PREFERRED SHARES AUTHORIZED	86,362,798	32,909,358
PREFERRED SHARES ISSUED AND OUTSTANDING	86,062,799	32,374,000
Carrying Value	$ 138,516	$ 72,003
Liquidation Preference	134,665	75,811
COMMON 1 SHARES ISSUABLE UPON CONVERSION	$ 20,349,223	$ 7,797,805
Series A Preferred Stock
PREFERRED SHARES AUTHORIZED	2,304,815	2,444,815
PREFERRED SHARES ISSUED AND OUTSTANDING	2,304,815	2,304,815
Carrying Value	$ 4,656	$ 5,550
Liquidation Preference	4,801	9,358
COMMON 1 SHARES ISSUABLE UPON CONVERSION	$ 768,195	$ 768,195
Series B-1 Preferred Stock
PREFERRED SHARES AUTHORIZED	14,921,676
PREFERRED SHARES ISSUED AND OUTSTANDING	14,921,676
Carrying Value	$ 20,907
Liquidation Preference	18,942
COMMON 1 SHARES ISSUABLE UPON CONVERSION	$ 3,488,407
Series B-2 Preferred Stock
PREFERRED SHARES AUTHORIZED	8,790,249
PREFERRED SHARES ISSUED AND OUTSTANDING	8,790,249
Carrying Value	$ 12,272
Liquidation Preference	10,626
COMMON 1 SHARES ISSUABLE UPON CONVERSION	$ 2,054,993
Series B3 Preferred Stock [Member]
PREFERRED SHARES AUTHORIZED	299,999
Series C1 Preferred Shares
PREFERRED SHARES AUTHORIZED	6,452,619
PREFERRED SHARES ISSUED AND OUTSTANDING	6,452,619
Carrying Value	$ 385
COMMON 1 SHARES ISSUABLE UPON CONVERSION	$ 1,508,503
Series D Preferred Stock
PREFERRED SHARES AUTHORIZED	53,593,440
PREFERRED SHARES ISSUED AND OUTSTANDING	53,593,440
Carrying Value	$ 100,296
Liquidation Preference	100,296
COMMON 1 SHARES ISSUABLE UPON CONVERSION	$ 12,529,125
Series B Preferred Stock
PREFERRED SHARES AUTHORIZED		24,011,924
PREFERRED SHARES ISSUED AND OUTSTANDING		23,711,925
Carrying Value		$ 56,453
Liquidation Preference		56,453
COMMON 1 SHARES ISSUABLE UPON CONVERSION		$ 5,543,400
Series C1 Preferred Stock
PREFERRED SHARES AUTHORIZED		6,452,619
PREFERRED SHARES ISSUED AND OUTSTANDING		6,357,260
Carrying Value		$ 10,000
Liquidation Preference		10,000
COMMON 1 SHARES ISSUABLE UPON CONVERSION		$ 1,486,210